Expense Example - THE GABELLI UTILITIES FUND	Apr. 30, 2026 USD ($)
THE GABELLI UTILITIES FUND CLASS AAA
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 140
Expense Example, with Redemption, 3 Years	437
Expense Example, with Redemption, 5 Years	755
Expense Example, with Redemption, 10 Years	1,657
THE GABELLI UTILITIES FUND CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	707
Expense Example, with Redemption, 3 Years	986
Expense Example, with Redemption, 5 Years	1,286
Expense Example, with Redemption, 10 Years	2,136
THE GABELLI UTILITIES FUND CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	316
Expense Example, with Redemption, 3 Years	667
Expense Example, with Redemption, 5 Years	1,144
Expense Example, with Redemption, 10 Years	2,462
THE GABELLI UTILITIES FUND CLASS I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	622
Expense Example, with Redemption, 10 Years	$ 1,374